Debt - Summary of Carrying Amounts and Estimated Fair Values (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt, Carrying Value	$ 8,717	$ 11,178
Debt, Fair Value	8,330	11,514
Commercial Paper [Member]
Debt Instrument [Line Items]
Debt, Carrying Value		1,570
Debt, Fair Value		1,570
Notes and Debentures [Member]
Debt Instrument [Line Items]
Debt, Carrying Value	8,717	9,608
Debt, Fair Value	8,330	9,944
Deferred charges and other [Member] | Accounting Standards Update 2015-03 [Member]
Debt Instrument [Line Items]
Debt issuance costs	$ (61)	$ (67)